Pay vs Performance Disclosure - USD ($)		6 Months Ended		12 Months Ended
		Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (as defined by SEC rules) and certain financial performance metrics of the Company. For further information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “—Compensation Philosophy and Objectives” and “—Compensation Elements”.

	Summary Compensation Table Total for CEO(1)	Summary Compensation Table Total for CEO(1)			Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Return on:
Year			Compensation Actually Paid to CEO(2)	Compensation Actually Paid to CEO(2)			CWK TSR(5)	Peer Group TSR(6)	Net Income (Loss)	Compensation EBITDA(7)
(a)	(b)(i)	(b)(ii)	(c)(i)	(c)(ii)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$4,668,810	$5,326,223	$3,809,627	$3,785,709	$3,686,033	$2,842,435	$73	$136	$(35,400,000)	$581,300,000
2022	$8,587,627		$1,753,622		$5,909,537	$1,579,668	$61	$116	$196,400,000	$963,000,000
2021	$19,990,492		$30,999,620		$4,632,973	$6,962,418	$109	$173	$250,000,000	$877,000,000
2020	$9,056,207		$469,965		$2,429,455	$771,103	$73	$99	$(220,500,000)	$450,000,000

(1)	We had two CEOs in fiscal year 2023. Mr. Forrester served as our CEO from January 1, 2023 to June 30, 2023, and Ms. MacKay served as our CEO from July 1, 2023 to December 31, 2023. The dollar amounts reported in column (b)(i) are the amounts of total compensation reported in the Summary Compensation Table for Ms. MacKay in 2023, Mr. Forrester in 2022, Mr. White in 2021 and Mr. White in 2020, respectively. The dollar amount reported in column (b)(ii) is the amount of total compensation reported in the Summary Compensation Table for Mr. Forrester in 2023.”

(2)	The dollar amounts reported in column (c)(i) represent the amount of “compensation actually paid” to (a) Ms. MacKay in 2023, (b) Mr. Forrester in 2022, (c) Mr. White in 2021 and (d) Mr. White in 2020. The dollar amount reported in column (c)(ii) represents the amount of “compensation actually paid” to Mr. Forrester in 2023. All such amounts were computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such individuals during the applicable year. The table below shows adjustments which were made to our each of our CEO’s total compensation in 2023 to determine the “compensation actually paid”. For such adjustments, equity values were calculated in accordance with FASB ASC Topic 718.

	2023 (MacKay)	2023 (Forrester)
SCT Total Compensation	$4,668,810	$5,326,223
Less: Stock Award Values Reported in SCT for the Covered Year	$(2,899,618)	$(3,480,046)
Plus: Year End Fair Value of Stock Awards Granted in the Covered Year	$2,711,943	$678,475
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	$(424,583)	$(438,206)
Fair Value of Stock Awards Granted and Vested in the Covered Year	$—	$2,058,296
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	$(42,309)	$(196,670)
Less: Fair Value of Stock Awards Forfeited during the Covered Year	$(204,616)	$(162,364)
Compensation Actually Paid	$3,809,627	$3,785,709

(3)	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s Named Executive Officers as a group (excluding our CEOs in each year) in the “Total” column of the Summary Compensation Table in each year. The names of each of the Named Executive Officers (excluding our CEOs in each year) included for purposes of calculating the average amounts in each year are as follows: (i) for 2023, Mr. Johnston, Mr. White, Mr. McDonald and Ms. Perkins; (ii) for 2022, Mr. Johnston, Mr. White, Ms. MacKay and Mr. McDonald; (iii) for 2021, Duncan Palmer, Mr. Johnston, Mr. Forrester, Ms. MacKay and Mr. Robinson; and (iv) for 2020, Mr. Palmer, Mr. Forrester, Ms. MacKay and Brett Soloway.
(4)	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Named Executive Officers as a group (excluding our CEOs in each year), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Named Executive Officers as a group (excluding our CEOs in each year) during the applicable year. The table below shows adjustments which were made to average total compensation for the Named Executive Officers as a group (excluding our CEO in each year) in 2023 to determine the “compensation actually paid.” For such adjustments, equity values were calculated in accordance with FASB ASC Topic 718.

Non-CEO NEO Average
2023
SCT Total Compensation	$3,686,033
Less: Stock Award Values Reported in SCT for the Covered Year	$(2,897,082)
Plus: Year End Fair Value of Stock Awards Granted in the Covered Year	$2,456,696
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	$(325,934)
Fair Value of Stock Awards Granted and Vested in the Covered Year	$—
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	$21,003
Less: Fair Value of Stock Awards Forfeited during the Covered Year	$(98,280)
Compensation Actually Paid	$2,842,435

(5)	Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is comprised of three global commercial real estate services companies publicly traded in the United States: Jones Lang LaSalle Incorporated (NYSE: JLL), CBRE Group, Inc. (NYSE: CBRE), and Colliers International Group Inc. (NASDAQ: CIGI). This group represents our “Direct Peers” as disclosed in the Compensation Discussion and Analysis in our Proxy Statements in 2023, 2022, 2021 and 2020.
(7)	Adjusted EBITDA is defined as net (loss) income plus depreciation and amortization, interest expense net of interest income, provision for income taxes, unrealized loss on investments (net), integration and other cost related to merger, acquisition related costs and efficiency initiatives, cost savings initiatives, CEO transition costs, servicing liability fees and amortization, certain legal and compliance matters, and other non-recurring items. Compensation EBITDA is defined as Adjusted EBITDA further adjusted for (a) currency rate fluctuations, (b) certain government subsidies and (c) certain other one-time items outside of our control. While the Company uses numerous financial and non-financial measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Compensation EBITDA represents the most important measure used by the Company to link “compensation actually paid” to our Named Executive Officers to Company performance for the most recently completed year.

Company Selected Measure Name				Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(1)	We had two CEOs in fiscal year 2023. Mr. Forrester served as our CEO from January 1, 2023 to June 30, 2023, and Ms. MacKay served as our CEO from July 1, 2023 to December 31, 2023. The dollar amounts reported in column (b)(i) are the amounts of total compensation reported in the Summary Compensation Table for Ms. MacKay in 2023, Mr. Forrester in 2022, Mr. White in 2021 and Mr. White in 2020, respectively. The dollar amount reported in column (b)(ii) is the amount of total compensation reported in the Summary Compensation Table for Mr. Forrester in 2023.”

(3)	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s Named Executive Officers as a group (excluding our CEOs in each year) in the “Total” column of the Summary Compensation Table in each year. The names of each of the Named Executive Officers (excluding our CEOs in each year) included for purposes of calculating the average amounts in each year are as follows: (i) for 2023, Mr. Johnston, Mr. White, Mr. McDonald and Ms. Perkins; (ii) for 2022, Mr. Johnston, Mr. White, Ms. MacKay and Mr. McDonald; (iii) for 2021, Duncan Palmer, Mr. Johnston, Mr. Forrester, Ms. MacKay and Mr. Robinson; and (iv) for 2020, Mr. Palmer, Mr. Forrester, Ms. MacKay and Brett Soloway.

Peer Group Issuers, Footnote [Text Block]				Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is comprised of three global commercial real estate services companies publicly traded in the United States: Jones Lang LaSalle Incorporated (NYSE: JLL), CBRE Group, Inc. (NYSE: CBRE), and Colliers International Group Inc. (NASDAQ: CIGI). This group represents our “Direct Peers” as disclosed in the Compensation Discussion and Analysis in our Proxy Statements in 2023, 2022, 2021 and 2020.
Adjustment To PEO Compensation, Footnote [Text Block]

	2023 (MacKay)	2023 (Forrester)
SCT Total Compensation	$4,668,810	$5,326,223
Less: Stock Award Values Reported in SCT for the Covered Year	$(2,899,618)	$(3,480,046)
Plus: Year End Fair Value of Stock Awards Granted in the Covered Year	$2,711,943	$678,475
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	$(424,583)	$(438,206)
Fair Value of Stock Awards Granted and Vested in the Covered Year	$—	$2,058,296
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	$(42,309)	$(196,670)
Less: Fair Value of Stock Awards Forfeited during the Covered Year	$(204,616)	$(162,364)
Compensation Actually Paid	$3,809,627	$3,785,709

Non-PEO NEO Average Total Compensation Amount	[1]			$ 3,686,033	$ 5,909,537	$ 4,632,973	$ 2,429,455
Non-PEO NEO Average Compensation Actually Paid Amount	[2]			$ 2,842,435	1,579,668	6,962,418	771,103
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-CEO NEO Average
2023
SCT Total Compensation	$3,686,033
Less: Stock Award Values Reported in SCT for the Covered Year	$(2,897,082)
Plus: Year End Fair Value of Stock Awards Granted in the Covered Year	$2,456,696
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	$(325,934)
Fair Value of Stock Awards Granted and Vested in the Covered Year	$—
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	$21,003
Less: Fair Value of Stock Awards Forfeited during the Covered Year	$(98,280)
Compensation Actually Paid	$2,842,435

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
COMPENSATION ACTUALLY PAID AND TSRs
				Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income [Text Block]
COMPENSATION ACTUALLY PAID AND NET INCOME (LOSS)
				Compensation Actually Paid vs. Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure [Text Block]
COMPENSATION ACTUALLY PAID AND COMPENSATION EBITDA
				Compensation Actually Paid vs. Compensation EBITDA
Total Shareholder Return Vs Peer Group [Text Block]
COMPENSATION ACTUALLY PAID AND TSRs
				Compensation Actually Paid vs. TSR
Tabular List [Table Text Block]
Financial Performance Measures

As described in greater detail in “—Compensation Philosophy and Objectives,” the Company’s executive compensation program reflects a compensation package for executive officers that is tied to our corporate performance and aligned with the interests of our shareholders. The metrics that the Company uses for both our AIP and our long-term incentive plan are selected based on an objective of achieving financial and strategic objectives through prudent business judgment and appropriate risk taking. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s Named Executive Officers to the Company’s performance for the most recently completed year are as follows:

Most Important Performance Measures
Compensation EBITDA
Compensation Fee Revenue
Adjusted EBITDA Margin
Strategic Cost Efficiency
Adjusted Free Cash Flow

Total Shareholder Return Amount	[3]			$ 73	61	109	73
Peer Group Total Shareholder Return Amount	[4]			136	116	173	99
Net Income (Loss) Attributable to Parent				$ (35,400,000)	$ 196,400,000	$ 250,000,000	$ (220,500,000)
Company Selected Measure Amount	[5]			581,300,000	963,000,000	877,000,000	450,000,000
PEO Name		Ms. MacKay	Mr. Forrester		Mr. Forrester	Mr. White	Mr. White
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Compensation EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Compensation Fee Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted EBITDA Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				Strategic Cost Efficiency
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted Free Cash Flow
Non-PEO NEO [Member] | Less: Stock Award Values Reported in SCT for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (2,897,082)
Non-PEO NEO [Member] | Plus: Year End Fair Value of Stock Awards Granted in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,456,696
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(325,934)
Non-PEO NEO [Member] | Fair Value of Stock Awards Granted and Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				21,003
Non-PEO NEO [Member] | Less: Fair Value of Stock Awards Forfeited during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(98,280)
Mr. Forrester
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]			4,668,810	$ 8,587,627
PEO Actually Paid Compensation Amount	[7]			3,809,627	$ 1,753,622
Mr. Forrester | PEO [Member] | Less: Stock Award Values Reported in SCT for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(2,899,618)
Mr. Forrester | PEO [Member] | Plus: Year End Fair Value of Stock Awards Granted in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,711,943
Mr. Forrester | PEO [Member] | Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(424,583)
Mr. Forrester | PEO [Member] | Fair Value of Stock Awards Granted and Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Mr. Forrester | PEO [Member] | Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(42,309)
Mr. Forrester | PEO [Member] | Less: Fair Value of Stock Awards Forfeited during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(204,616)
Ms. MacKay
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]			5,326,223
PEO Actually Paid Compensation Amount	[7]			3,785,709
Ms. MacKay | PEO [Member] | Less: Stock Award Values Reported in SCT for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(3,480,046)
Ms. MacKay | PEO [Member] | Plus: Year End Fair Value of Stock Awards Granted in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				678,475
Ms. MacKay | PEO [Member] | Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(438,206)
Ms. MacKay | PEO [Member] | Fair Value of Stock Awards Granted and Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,058,296
Ms. MacKay | PEO [Member] | Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(196,670)
Ms. MacKay | PEO [Member] | Less: Fair Value of Stock Awards Forfeited during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (162,364)
Mr. White
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]					$ 19,990,492	$ 9,056,207
PEO Actually Paid Compensation Amount	[7]					$ 30,999,620	$ 469,965

[1]	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s Named Executive Officers as a group (excluding our CEOs in each year) in the “Total” column of the Summary Compensation Table in each year. The names of each of the Named Executive Officers (excluding our CEOs in each year) included for purposes of calculating the average amounts in each year are as follows: (i) for 2023, Mr. Johnston, Mr. White, Mr. McDonald and Ms. Perkins; (ii) for 2022, Mr. Johnston, Mr. White, Ms. MacKay and Mr. McDonald; (iii) for 2021, Duncan Palmer, Mr. Johnston, Mr. Forrester, Ms. MacKay and Mr. Robinson; and (iv) for 2020, Mr. Palmer, Mr. Forrester, Ms. MacKay and Brett Soloway.
[2]	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Named Executive Officers as a group (excluding our CEOs in each year), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Named Executive Officers as a group (excluding our CEOs in each year) during the applicable year. The table below shows adjustments which were made to average total compensation for the Named Executive Officers as a group (excluding our CEO in each year) in 2023 to determine the “compensation actually paid.” For such adjustments, equity values were calculated in accordance with FASB ASC Topic 718.
[3]	Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[4]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is comprised of three global commercial real estate services companies publicly traded in the United States: Jones Lang LaSalle Incorporated (NYSE: JLL), CBRE Group, Inc. (NYSE: CBRE), and Colliers International Group Inc. (NASDAQ: CIGI). This group represents our “Direct Peers” as disclosed in the Compensation Discussion and Analysis in our Proxy Statements in 2023, 2022, 2021 and 2020.
[5]	Adjusted EBITDA is defined as net (loss) income plus depreciation and amortization, interest expense net of interest income, provision for income taxes, unrealized loss on investments (net), integration and other cost related to merger, acquisition related costs and efficiency initiatives, cost savings initiatives, CEO transition costs, servicing liability fees and amortization, certain legal and compliance matters, and other non-recurring items. Compensation EBITDA is defined as Adjusted EBITDA further adjusted for (a) currency rate fluctuations, (b) certain government subsidies and (c) certain other one-time items outside of our control. While the Company uses numerous financial and non-financial measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Compensation EBITDA represents the most important measure used by the Company to link “compensation actually paid” to our Named Executive Officers to Company performance for the most recently completed year.
[6]	We had two CEOs in fiscal year 2023. Mr. Forrester served as our CEO from January 1, 2023 to June 30, 2023, and Ms. MacKay served as our CEO from July 1, 2023 to December 31, 2023. The dollar amounts reported in column (b)(i) are the amounts of total compensation reported in the Summary Compensation Table for Ms. MacKay in 2023, Mr. Forrester in 2022, Mr. White in 2021 and Mr. White in 2020, respectively. The dollar amount reported in column (b)(ii) is the amount of total compensation reported in the Summary Compensation Table for Mr. Forrester in 2023.”
[7]	The dollar amounts reported in column (c)(i) represent the amount of “compensation actually paid” to (a) Ms. MacKay in 2023, (b) Mr. Forrester in 2022, (c) Mr. White in 2021 and (d) Mr. White in 2020. The dollar amount reported in column (c)(ii) represents the amount of “compensation actually paid” to Mr. Forrester in 2023. All such amounts were computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such individuals during the applicable year. The table below shows adjustments which were made to our each of our CEO’s total compensation in 2023 to determine the “compensation actually paid”. For such adjustments, equity values were calculated in accordance with FASB ASC Topic 718.